UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23653

Thirdline Real Estate Income Fund

(Exact name of registrant as specified in charter)

1310 Roseneath Rd, Suite 200

Richmond, VA 23230

804-564-6810

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

109 Lakeland Ave

Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

Wade Bridge

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

(513) 304-5605

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

ThirdLine

—Real Estate Income Fund—

Annual Report

March 31, 2022

Thirdline Real Estate Income Fund

Table of Contents
For the Period Ended March 31, 2022

Letter to Shareholders	2-3
Report of Independent Registered Public Accounting Firm	4
Fund Performance	5
Schedule of Investments	6-11
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Statement of Cash Flows	15
Financial Highlights	16
Notes to Financial Statements	17-27
Fund Management	28-29
Supplemental Information	30

This report and the financial statements contained herein are provided for the general information of the shareholders of Thirdline Real Estate Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Thirdline Real Estate Income Fund

Letter to Shareholders
March 31, 2022 (Unaudited)

Dear Shareholders,

We are pleased to present the annual report for the Thirdline Real Estate Income Fund (“TREIX” or the “Fund”) for the fiscal period ended March 31, 2022. We’d first like to take a moment to review our overall investment process. TREIX seeks to produce stable income from a diversified portfolio of real estate investments. Our focus is on “income” investments (e.g., debt, preferred equity and “cash flowing equity” meaning equity that has an expectation for immediate cash flow). We seek real estate sub-sector and geographic diversity in the Fund’s portfolio over concentrated allocations. At the fiscal period end, the Fund held private market exposure to many sectors including multi-family housing, industrial, office, retail, medical, public storage, hospitality, and manufactured housing. This exposure was spread across 125 individual properties in 27 states. The Fund also held a smaller portfolio of publicly traded securities to help with managing the liquidity of the overall portfolio.

For the period from inception on September 29, 2021 through the fiscal period end of March 31, 2022, TREIX produced a total return of 2.17%, with a 4th quarter 2021 and 1st quarter 2022 return of 0.86% and 1.30% respectively. This return compares favorably to other income solutions frequently utilized by investment advisors. For example, the Bloomberg U.S. Aggregate Bond Index produced a loss of 5.83% during the same period. Note, this is not an investable index. As expected, we held significant cash in the Fund during these initial months, which dragged on Fund performance. This is a common dynamic in newly formed funds and we expect the Fund will be fully-invested, generating income with low volatility and low correlation to the broader equity and bond markets going forward.

Index Description

US Bonds - Bloomberg U.S. Aggregate Bond Index is an unmanaged index representing more than 5,000 taxable government, investment-grade corporate and mortgage-backed securities, and is generally considered a barometer of the US bond market.

The Fund’s overall return was primarily generated by the private investments given the low allocation to the public security portfolio during the fiscal period (i.e., it averaged <3%). The private investments performed as expected with stable values and consistent yield. Although the Fund expects some long-term capital appreciation from certain private investments, there was very little change in price during the period due to the age of the investments and no material macro impacts or impairments. Consequently, nearly all the return produced during the first fiscal period was derived from the income earned by the private investments.

Our portfolio management team’s primary focus is on sourcing and vetting potential opportunities. We continue to see very good opportunities for deal flow, and our network of “sponsors” (i.e., groups managing real estate projects) continues to grow. We feel that we are well positioned to bring value to our shareholders and believe that our performance will compare favorably to other income solutions. Our emphasis during the next fiscal year will be to continue to expand our network nationwide to further improve the diversification of the Fund.

Thank you for your investment and we truly appreciate your continued partnership with us.

Regards,

Charles C. Hutchens	Lawrence S. Eiben
Managing Director	Managing Director

Performance Disclosure: Quoted performance is net of all fees and expenses. Past performance does not guarantee future results. The performance data quoted represents past performance and future returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance data current to the most recent month end may be obtained by calling (877) 771-7715.

An investment in the Fund is subject to a substantial degree of risk. These risks include, but are not limited to, the following: Real estate entails special risks, including tenant lease renewals, defaults, environmental problems, and adverse changes in local economies. The Fund is “non-diversified” under the Investment Company Act of 1940. Changes in

Thirdline Real Estate Income Fund

Letter to Shareholders
March 31, 2022 (Unaudited) (Continued)

the market value of a single holding may cause greater fluctuation in the Fund’s net asset value than in a “diversified” fund. The Fund is not intended to be a significant portion of the investor’s portfolio but instead only a portion of an investor’s portfolio allocated to real estate. Diversification does not ensure a profit or guarantee against a loss. The Fund’s Borrowings are limited to 33 1/3% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage) immediately after such Borrowings. Borrowing presents opportunities to increase the Fund’s return, but potentially increases the losses as well. The Fund does not intend to list its Shares on any securities exchange during the offering period, and a secondary market in the Shares is not expected to develop. There is no guarantee that shareholders will be able to sell all or a specified portion of their tendered shares during a quarterly repurchase offer. An investment in the Fund is not suitable for investors that require current liquidity. You should not expect to be able to sell your Shares other than through the Fund’s repurchase policy, regardless of how the Fund performs.

Thirdline Real Estate Income Fund

Report of Independent Registered Public Accounting Firm
March 31, 2022

To the Shareholders and Board of Trustees of
Thirdline Real Estate Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thirdline Real Estate Income Fund (the “Fund”) as of March 31, 2022, the related statements of operations, changes in net assets, and cash flows, the related notes, and the financial highlights for period September 29, 2021 (commencement of operations) through March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of its operations, its cash flows, the changes in net assets, and the financial highlights for period September 29, 2021 (commencement of operations) through March 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian, underlying fund managers, private companies, and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 31, 2022

Thirdline Real Estate Income Fund

Fund Performance
March 31, 2022 (Unaudited)

Performance of a $10,000 Investment

This graph compares a hypothetical $10,000 investment in the Fund with a similar investment in the S&P U.S. REIT Index, Bloomberg U.S. Aggregate Bond Index, and the S&P 500 Index. Results include the reinvestment of all dividends and capital gains. The indices do not reflect expenses or fees, which would lower performance.

The Bloomberg U.S. Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year. The index is unmanaged and it is not available for investment.

The S&P U.S. REIT Index defines and measures the investable universe of publicly traded real estate investment trusts domiciled in the United States.

The S&P 500 Index is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States.

Cumulative Total Returns as of March 31, 2022	Since Inception
Thirdline Real Estate Income Fund (Inception Date 9/29/2021)	2.17%
Bloomberg U.S. Aggregate Bond Index	(5.83)%
S&P U.S. REIT Index	10.77%
S&P 500 Index	4.84%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling 1 (877) 771-7715.

For the Fund’s current expense ratios, please refer to the Financial Highlights Section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Thirdline Real Estate Income Fund

Schedule of Investments
As of March 31, 2022

Number of Shares		Value
	COMMON STOCKS — 2.6%
	REAL ESTATE — 2.6%
200	Agree Realty Corp.[5]	$13,272
500	American Homes 4 Rent[5]	20,015
100	American Tower Corp.[5]	25,122
600	Americold Realty Trust[5]	16,728
1,000	Apple Hospitality REIT, Inc.	17,970
200	Boston Properties, Inc.[5]	25,760
1,100	Broadstone Net Lease, Inc.	23,958
400	CubeSmart[5]	20,812
200	Equity Residential[5]	17,984
800	Essential Properties Realty Trust, Inc.[5]	20,240
200	Federal Realty Investment Trust	24,414
500	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,715
100	Innovative Industrial Properties, Inc.[5]	20,540
500	Iron Mountain, Inc.	27,705
300	Kilroy Realty Corp.[5]	22,926
200	Life Storage, Inc.	28,086
800	Medical Properties Trust, Inc.[5]	16,912
600	National Retail Properties, Inc.	26,964
1,400	Physicians Realty Trust	24,556
400	PotlatchDeltic Corp.	21,092
300	Realty Income Corp.[5]	20,790
100	Simon Property Group, Inc.[5]	13,156
500	STAG Industrial, Inc.[5]	20,675
800	STORE Capital Corp.	23,384
100	Sun Communities, Inc.	17,529
300	WP Carey, Inc.	24,252
		558,557
	TOTAL COMMON STOCKS
	(Cost $558,321)	558,557

	PRIVATE DIRECT REAL ESTATE INVESTMENTS[3] — 42.7%
	EQUITY - 12.0%
—	Excelsior Sandy Springs CIV, LLC[1,6]	579,080
—	Excelsior Stephenson Medical CIV, LLC[1,6]	659,651
—	Old Courthouse Owner, LLC[1,6]	1,313,623
		2,552,354
	MEZZANINE DEBT — 7.0%
—	Premier Lexington Park, LLC, 9.00%, 03/31/32[1]	1,500,000

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Schedule of Investments
As of March 31, 2022 (Continued)

Number of Shares		Value
	PREFERRED EQUITY — 23.7%
—	Golfview JV, LLC - Class B, 8.50%[1]	$2,446,948
—	Plymouth Heritage Apts. JV, LLC - Class B, 8.50%[1]	2,601,997
		5,048,945
	SPONSOR PROFITS INTEREST — 0.0%
—	Premier Lexington Park, LLC - Class B1	—

	TOTAL PRIVATE DIRECT REAL ESTATE INVESTMENTS
	(Cost $8,960,271)	9,101,299

	PRIVATE REAL ESTATE INVESTMENT FUNDS — 44.8%
—	Barings Real Estate Debt Income Fund LP1,4	832,581
3,000,000	Beacon Partners Fund II, LP REIT - Preferred[3]	3,000,000
150	Kairos Credit Strategies REIT, Inc. - Common[4]	1,506,529
—	Kayne Anderson Real Estate Debt IV, LP1,4	860,677
76,190	Sandpiper Lodging Trust - Class A - Common[3]	803,973
2,533	TCM CRE Credit Fund, LP4	2,552,656
		9,556,416
	TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS
	(Cost $9,505,778)	9,556,416

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	iShares U.S. Real Estate ETF*
2	Exercise Price: $100.00, Notional Amount: $20,000, Expiration Date: April 1, 2022	—
	iShares U.S. Real Estate ETF*
4	Exercise Price: $99.00, Notional Amount: $39,600, Expiration Date: April 21, 2022	—
	iShares U.S. Real Estate ETF*
3	Exercise Price: $99.00, Notional Amount: $29,700, Expiration Date: June 17, 2022	405
	iShares U.S. Real Estate ETF*
10	Exercise Price: $100.00, Notional Amount: $100,000, Expiration Date: June 17, 2022	1,520
	iShares U.S. Real Estate ETF*
24	Exercise Price: $103.00, Notional Amount: $247,200, Expiration Date: June 17, 2022	5,100
		7,025
	TOTAL PUT OPTIONS
	(Cost $14,057)	7,025

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Schedule of Investments
As of March 31, 2022 (Continued)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 4.6%
982,430	Federated Hermes U.S. Treasury Cash Reserves 0.01%[2,5]	$982,430
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $982,430)

	TOTAL INVESTMENTS — 94.7% (cost $20,020,857)	20,205,727
	Other Assets in Excess of Liabilities — 5.3%	1,119,764
	TOTAL NET ASSETS — 100.0%	$21,325,491

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Agree Realty Corp.*
(2)	Exercise Price: $65.00, Notional Amount: $(13,000), Expiration Date: April 14, 2022	(395)
	American Homes 4 Rent*
(5)	Exercise Price: $40.00, Notional Amount: $(20,000), Expiration Date: June 17, 2022	(750)
	American Tower Corp.*
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: June 17, 2022	(1,730)
	Americold Realty Trust*
(6)	Exercise Price: $30.00, Notional Amount: $(18,000), Expiration Date: April 14, 2022	(60)
	Apple Hospitality REIT, Inc.*
(10)	Exercise Price: $17.50, Notional Amount: $(17,500), Expiration Date: April 14, 2022	(750)
	Boston Properties, Inc.*
(2)	Exercise Price: $125.00, Notional Amount: $(25,000), Expiration Date: May 20, 2022	(1,400)
	Broadstone Net Lease, Inc.*
(11)	Exercise Price: $22.50, Notional Amount: $(24,750), Expiration Date: May 20, 2022	(550)
	CubeSmart*
(4)	Exercise Price: $50.00, Notional Amount: $(20,000), Expiration Date: May 20, 2022	(1,300)
	Equity Residential*
(2)	Exercise Price: $87.50, Notional Amount: $(17,500), Expiration Date: April 14, 2022	(665)
	Essential Properties Realty Trust, Inc.*
(8)	Exercise Price: $25.00, Notional Amount: $(20,000), Expiration Date: April 14, 2022	(1,180)
	Federal Realty Investment Trust*
(2)	Exercise Price: $125.00, Notional Amount: $(25,000), Expiration Date: May 20, 2022	(580)
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.*
(5)	Exercise Price: $45.00, Notional Amount: $(22,500), Expiration Date: June 17, 2022	(2,188)
	Innovative Industrial Properties, Inc.*
(1)	Exercise Price: $195.00, Notional Amount: $(19,500), Expiration Date: April 14, 2022	(1,345)
	Iron Mountain, Inc.*
(5)	Exercise Price: $47.50, Notional Amount: $(23,750), Expiration Date: April 14, 2022	(4,000)

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Schedule of Investments
As of March 31, 2022 (Continued)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — Continued
	CALL OPTIONS — Continued
	Kilroy Realty Corp.*
(3)	Exercise Price: $75.00, Notional Amount: $(22,500), Expiration Date: May 20, 2022	$(953)
	Life Storage, Inc.*
(2)	Exercise Price: $140.00, Notional Amount: $(28,000), Expiration Date: June 17, 2022	(1,120)
	Medical Properties Trust, Inc.*
(8)	Exercise Price: $20.00, Notional Amount: $(16,000), Expiration Date: May 20, 2022	(1,160)
	National Retail Properties, Inc.*
(6)	Exercise Price: $45.00, Notional Amount: $(27,000), Expiration Date: June 17, 2022	(930)
	Physicians Realty Trust*
(14)	Exercise Price: $17.50, Notional Amount: $(24,500), Expiration Date: July 15, 2022	(1,260)
	PotlatchDeltic Corp.*
(4)	Exercise Price: $56.00, Notional Amount: $(22,400), Expiration Date: May 20, 2022	(390)
	Realty Income Corp.*
(6)	Exercise Price: $67.50, Notional Amount: $(40,500), Expiration Date: June 17, 2022	(1,980)
	Simon Property Group, Inc.*
(1)	Exercise Price: $150.00, Notional Amount: $(15,000), Expiration Date: April 14, 2022	(6)
	STAG Industrial, Inc.*
(5)	Exercise Price: $40.00, Notional Amount: $(20,000), Expiration Date: June 17, 2022	(1,100)
	STORE Capital Corp*
(8)	Exercise Price: $30.00, Notional Amount: $(24,000), Expiration Date: April 14, 2022	(160)
	Sun Communities, Inc.*
(1)	Exercise Price: $195.00, Notional Amount: $(19,500), Expiration Date: June 17, 2022	(480)
	WP Carey, Inc.*
(3)	Exercise Price: $80.00, Notional Amount: $(24,000), Expiration Date: July 15, 2022	(1,050)
		(27,482)
	TOTAL CALL OPTIONS
	(Premiums $27,025)	(27,482)

	PUT OPTIONS — (0.0)%
	iShares U.S. Real Estate ETF*
(24)	Exercise Price: $95.00, Notional Amount: $(228,000), Expiration Date: June 17, 2022	(2,208)
	TOTAL PUT OPTIONS
	(Premiums $4,284)	(2,208)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Premiums $31,309)	$(29,690)

*	Non-Income Producing

[1]	Investment does not issue or provide shares.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Schedule of Investments
As of March 31, 2022 (Continued)

[3]

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $12,905,272 or 60.5% of net assets, were fair valued under the Fund’s valuation procedures and classified as Level 3 within the three tier fair value hierarchy as of March 31, 2022. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

[4]	These investments are valued at the net asset value as practical expedient in accordance with the Fund’s valuation policies. Please see Note 2 in the Notes to the Financial Statements.

[5]

All or a portion of this security is segregated as collateral for written options. The value of the securities pledged as collateral was $1,257,362, which represents 5.9% of total net assets of the Fund.

[6]	Income is variable because it is distributed according to a cascading structure made up of sequential tiers.

Security Type	Percent of Total Net Assets
Common Stocks
Real Estate	2.6%
Private Direct Real Estate Invesmtents	42.7%
Private Real Estate Investment Funds	44.8%
Purchased Options Contracts	0.0%
Short-Term Investments	4.6%
Total Investments	94.7%
Other Assets in Excess of Liabilities	5.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Schedule of Investments
As of March 31, 2022 (Continued)

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Unfunded Commitments	Cost	Fair Value	Original Acquisition Date	Percentage of Net Assets
Barings Real Estate Debt Income Fund LP [b,d]	Quarterly	90 Days	$4,167,420	$815,421	$832,581	12/13/2021	3.9%
Beacon Partners Fund II, LP REIT	Not Permitted	N/A	1,000,000	3,000,000	3,000,000	11/30/2021	14.1%
Excelsior Sandy Springs CIV, LLC	Not Permitted	N/A	—	575,000	579,080	2/17/2022	2.7%
Excelsior Stephenson Medical CIV, LLC	Not Permitted	N/A	—	637,271	659,651	10/6/2021	3.1%
Golfview JV, LLC	Not Permitted	N/A	—	2,400,000	2,446,948	1/6/2022	11.5%
GMF Granite Partners, LLC	Not Permitted	N/A	438,830	—	—	N/A	N/A
Kairos Credit Strategies REIT, Inc. [c,d]	Quarterly	90 Days	—	1,500,357	1,506,529	9/30/2021	7.1%
Kayne Anderson Real Estate Debt IV, LP [d]	Not Permitted	N/A	1,160,000	840,000	860,677	11/1/2021	4.0%
Old Courthouse Owner, LLC	Not Permitted	N/A	—	1,300,000	1,313,623	2/8/2022	6.1%
Plymouth Heritage Apts. JV, LLC	Not Permitted	N/A	—	2,548,000	2,601,997	12/30/2021	12.2%
Premier Lexington Park, LLC	Not Permitted	N/A	—	1,500,000	1,500,000	3/31/2022	7.0%
Premier Lexington Park, LLC - Class B	Not Permitted	N/A	—	—	—	3/31/2022	0.0%
Sandpiper Lodging Trust [d]	Not Permitted	N/A	—	800,000	803,973	9/30/2021	3.8%
TCM CRE Credit Fund, LP [d]	Quarterly	90 Days	—	2,550,000	2,552,656	10/1/2021	12.0%
Totals			$6,766,250	$18,466,049	$18,657,715		87.5%

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

[b]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 3-year lock up period expiring 12/13/2024.

[c]

The Fund is limited to redemptions of 5% of the Fund NAV per quarter and 20% annually, and the company can delay or suspend these redemptions at their sole discretion. There are no redemptions for an investor in their first year of investment.

[d]

The Fund indirectly bears fees and expenses as an investor in the Private Real Estate Investment Funds. Each investor of each Private Real Estate Investment Fund will pay the investment manager of the Private Real Estate Investment Fund a management fee. The fee rate varies and ranges from 0.75% to 2.00% per annum of the NAV of that Private Real Estate Investment Fund. Additionally, the investment manager of each Private Real Estate Investment Fund may generally receive a contingent incentive fee/allocation from each investor ranging from 10% to 20% of net new realized appreciation of that Private Real Estate Investment Fund over a return hurdle rate ranging from 6.0% to 12.0% as of the end of each performance period for which an incentive fee/allocation is calculated.

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Statement of Assets and Liabilities
As of March 31, 2022

Assets:
Investments, at value (cost $20,006,800)	$20,198,702
Purchased options contracts, at value (cost $14,057)	7,025
Cash	17,158
Cash deposited with broker for options	62,734
Receivables:
Investment securities sold	14,257
Dividends and interest	122,136
Investments purchased in advance	1,000,000
Prepaid expenses	24,290
Prepaid commitment fees	56,632
Prepaid offering costs	8,237
Miscellaneous Assets	8
Total assets	21,511,179

Liabilities:
Written options contracts, at value (premiums $31,309)	29,690
Payables:
Investment securities purchased	49,678
Advisory fees	29,624
Auditing fees	36,000
Fund administration fees	9,360
Trustees’ fees and expenses	3,750
Accrued other expenses	27,586
Total liabilities	185,688

Net Assets	$21,325,491

Components of Net Assets:
Paid-in capital (no par value per share with a public offering of up to 5,000,000 shares authorized)	$21,001,319
Total distributable earnings	324,172
Net Assets	$21,325,491

Maximum Offering Price per Share:
Shares Outstanding
Net assets applicable to shares outstanding	$21,325,491
Shares of common stock issued and outstanding	2,102,574
Net asset value per share	$10.14

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Statement of Operations
For the Period September 29, 2021* Through March 31, 2022

Investment Income:
Dividends	$235,466
Interest	76
Total investment income	235,542

Expenses:
Advisory fees	68,069
Auditing fees	36,000
Fund administration fees	28,230
Transfer agent fees and expenses	17,286
Registration fees	15,719
Offering costs	15,436
Shareholder reporting fees	13,144
Fund accounting fees	12,603
Chief Compliance Officer fees	12,000
Legal fees	11,568
Trustees’ fees and expenses	11,250
Custody fees	8,398
Insurance fees	8,069
Miscellaneous	4,900
SEC fees	2,000
Interest expense	90
Total expenses	264,762
Advisory fees waived and other expenses absorbed	(160,484)
Net expenses	104,278
Net investment income	131,264

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	4,450
Purchased options contracts	(4,691)
Written options contracts	3,844
Net realized gain	3,603
Net change in unrealized appreciation/depreciation on:
Investments	191,902
Purchased options contracts	(7,032)
Written options contracts	1,619
Net change in unrealized appreciation/depreciation	186,489
Net realized and unrealized gain on investments	190,092

Net Increase in Net Assets from Operations	$321,356

*	Commencement of Operations

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Statement of Changes in Net Assets

For the Period September 29, 2021* Through March 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$131,264
Net realized gain on investments, purchased option contracts, and written option contracts	3,603
Net change in unrealized appreciation/depreciation on investments, purchased option contracts, and written option contracts	186,489
Net increase in net assets resulting from operations	321,356

Distributions to Shareholders:
From return of capital	(107,654)
Total distributions to shareholders	(107,654)

Capital Transactions:
Sale of Shares	21,017,288
Reinvested Distributions	94,501
Shares Repurchased	—
Net increase in net assets from capital transactions	21,111,789

Total increase in net assets	21,325,491

Net Assets:
Beginning of period	—
End of period	$21,325,491

Capital Share Transactions:
Sale of Shares	2,093,124
Reinvested Distributions	9,450
Net increase in capital share transactions	2,102,574

*	Commencement of Operations

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Statement of Cash Flows
For the Period September 29, 2021* Through March 31, 2022

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$321,356
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(19,358,350)
Sales of long-term portfolio investments	164,499
Purchases of purchased options	(27,855)
Sales of purchased options	9,108
Premiums from written options	35,153
Closed written options	8,169
Purchases of short-term investments, net	(982,430)
Return of capital distributions received	201,182
Increase in dividends and interest receivable	(122,136)
Increase in Investments purchased in advance	(1,000,000)
Increase in prepaid expenses	(24,290)
Increase in prepaid commitment fees	(56,632)
Increase in prepaid offering costs	(8,237)
Increase in miscellaneous assets	(8)
Increase in advisory fees payable	29,624
Increase in auditing fees payable	36,000
Increase in fund administration fees payable	9,360
Increase in Trustees’ fees and expenses payable	3,750
Increase in accrued expenses	27,586
Net realized gain	(3,603)
Net change in unrealized appreciation/depreciation	(186,489)
Net cash used for operating activities	(20,924,243)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	21,017,288
Cost of shares repurchased	–
Distributions paid to shareholders, net of reinvestments	(13,153)
Net cash provided by financing activities	21,004,135

Net increase in cash	79,892

Cash:
Beginning of period	—
End of period	$79,892

End of Period Cash Balances:
Cash	17,158
Cash deposited with broker for options	62,734
End of Period	$79,892

Reinvestment of Distributions	94,501
Cash paid during the period for interest expense	90

*	Commencement of Operations

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Financial Highlights

Per share operating performance.
For a capital share outstanding throughout each period.

For The Period September 29, 2021* Through March 31, 2022
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.10
Net realized and unrealized gain on investments	0.12
Total from investment operations	0.22

Less Distributions:
From return of capital	(0.08)
Total distributions	(0.08)

Net asset value, end of period	$10.14

Total return	2.17%[2]

Ratios and Supplemental Data:(3)
Net assets, end of period (in thousands)	$21,325
Gross investment loss to average net assets	(0.42)%[4]
Net investment income to average net assets	1.89%[4]
Ratio of gross expenses to average net assets	3.81%[4]
Ratio of net expenses to average net assets	1.50%[4]

Portfolio turnover rate	2%[2]

Senior Securities
Total borrowings (000’s omitted)	$—
Asset coverage per $1,000 unit of Senior indebtedness[5]	$—

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Not annualized.

[3]	The expense and net investment income/loss ratios do not include income or expenses of the underlying funds in which the Fund invests.

[4]	Annualized.

[5]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Notes to Financial Statements
March 31, 2022

Note 1 – Organization

Thirdline Real Estate Income Fund (the “Trust” or the “Fund”), a Delaware statutory trust registered under the Securities Act of 1933 (the “Securities Act”) and Investment Company Act of 1940 (the “Investment Company Act”) on April 7, 2021 as a closed-end, non-diversified management investment company that is operated as an “interval fund”. The Fund commenced operations on September 29, 2021.

The Fund’s investment objective is to generate current income with low volatility and low correlation to broader equity and bond markets. As a secondary objective, the Fund also seeks moderate long-term capital appreciation. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of assets, including the amount of any borrowings for investment purposes, in real estate investments which may include common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private real estate investment funds; non-traded unregistered real estate investment trusts; publicly registered real estate investment trusts; exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds, publicly traded partnerships and mutual funds that invest principally, directly or indirectly, in real estate. The Fund does not intend to focus on any one sector of the real estate industry, and, at times, the Fund’s investments may be positioned in any one or more of the many sectors including, but not limited to, multi-family, industrial, office, retail, hospitality, residential, medical, self-storage, data centers, cell towers, manufactured housing, land, and infrastructure.

Note 2 – Significant Accounting Policies

Basis of Preparation and Use of Estimates - The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Valuation - The net asset value (“NAV”) of the Fund’s Shares is determined daily, as of the close of regular trading on the NASDAQ (normally, 4:00 p.m., Eastern time). Each Share is offered at the NAV next calculated after receipt of the purchase in good order. The price of the Shares increases or decreases on a daily basis according to the NAV of the Shares. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

The Fund values its investments daily at fair value. If market quotations are not readily available (as in the case of private real estate investment funds and private direct real estate investments) securities are valued at fair value as determined by the Fund’s Board of Trustees (the “Board”). The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to Thirdline Capital Management, LLC (the “Adviser”) and the Fund’s Pricing Committee, which consists of employees of the Adviser. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Likewise, there can be no assurance that the Fund will be able to purchase or sell a portfolio security at the fair value price used to calculate the Fund’s NAV. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including: (1) common factors including, but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which may include, but are not limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The Adviser will also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Adviser will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of private real estate investment funds may be available on no more than a quarterly basis.

The fair value of a private real estate investment fund ordinarily will be the NAV of that investment determined and reported by the investment in accordance with the valuation policies established by the investment and/or its Investment Manager, absent information indicating that such value does not represent the fair value of the interest. The Fund could reasonably expect to receive the NAV of its interests amount from the investment if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be

Thirdline Real Estate Income Fund

Notes to Financial Statements
March 31, 2022 (Continued)

Note 2 – Significant Accounting Policies (continued)

reliable. In particular, FASB Topic 820, Fair Value Measurements (“FASB ASC 820”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. A listing of each investment by the Fund can be found in the Schedule of Investments.

Due to the nature of the investments, changes in market conditions and the economic environment may significantly impact the value of the investments and the fair value of the Fund’s interests in the investments. Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that an investment’s reported valuation does not represent fair value. If it is determined that the investment’s reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value. In addition, the Fund may not have an investment’s reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such an investment based on any relevant information available at the time.

Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Adviser shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner.

Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Adviser deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Adviser believes reflect most closely the value of such securities.

Options are valued at the mean of the last quoted bid and ask prices as of the close of regular trading on the primary exchange in which they trade. If there is no recent bid price for an option, the ask price will be used. In determining prices for exchange-listed options, pricing will be based on prices as reported on the option’s primary exchange.

Rule 2a-5 under the 1940 Act was recently adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Fund is evaluating the impact of adopting Rule 2a-5 on the financial statements and intends to comply with the new rule’s requirements on or before the compliance date in September 2022.

Federal Income Taxes - The Fund intends to elect to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund operates in such a manner to qualify for taxation as a REIT. The Fund’s qualification for taxation as a REIT will depend upon its ability to meet the various and complex REIT qualification tests imposed under the Code. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. If the Fund qualifies for taxation as a REIT, it generally will be allowed to deduct dividends paid to its Shareholders and, as a result, it generally will not be subject to U.S. federal income tax on that portion of its ordinary income and any net capital gain that it annually distributes to its Shareholders, as long as the Fund meets the minimum distribution requirements under the Code. The Fund intends to make distributions (at least 90% of the Fund’s annual REIT taxable income) to its Shareholders on a regular basis as necessary to avoid material U.S. federal income tax and to comply with the REIT distribution requirements. Even if the Fund qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Thirdline Real Estate Income Fund

Notes to Financial Statements
March 31, 2022 (Continued)

Note 2 – Significant Accounting Policies (continued)

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

Management of the Fund has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended March 31, 2022, the Funds did not incur any interest or penalties.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Security Transactions and Investment Income - The Fund’s transactions are accounted for on a trade-date basis. Realized gains and losses on the Fund’s transactions are determined on a specific identification basis. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Fund accounts for capital gain distributions from private investment funds based on the nature of such distributions as determined by each underlying private investment fund. Capital gain distributions received, if any, are recorded as capital gains as soon as this information is available to the Fund and its service providers.

Fees and Expenses - The Fund will bear all expenses incurred in the business of the Fund.

The Fund will also indirectly bear a portion of the income and expenses of private real estate investment funds, non-traded unregistered real estate investment trusts, publicly registered real estate investment trusts, exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds, publicly traded partnerships and mutual funds that invest principally, directly or indirectly, in real estate . That income and those expenses are recorded in the Fund’s financial statements as change in unrealized appreciation/depreciation and not as income or expense on the Statement of Operations.

Organizational and Offering Expenses - Organization and Offering Expenses shall mean all third party charges and out-of-pocket costs and expenses incurred by the Fund and Adviser in connection with the formation of the Fund, the offering of the Fund’s Shares, and the admission of investors in the Fund, including, without limitation, travel, legal, accounting, filing, advertising and all other expenses incurred in connection with the offer and sale of the interests in the Fund.

The Fund incurred organizational costs of $27,605, which were accrued through March 31, 2022, and have been reimbursed by the Adviser. The Fund incurred offering costs of $23,673. These offering costs will be amortized to expense over twelve months on a straight-line basis from August 5, 2021. The Fund’s Organizational and Offering Expenses are subject to reimbursement pursuant to the Expense Limitation Agreement between the Fund and the Adviser as described in Note 3.

Dividend Reinvestment - The Fund provides distribution options for its Shareholders. Under these options, if the Fund declares a distribution, then a Shareholder’s distribution will be automatically reinvested in additional Shares unless the Shareholder has specifically elected in its application (or otherwise) to receive cash. Pursuant to the dividend reinvestment policy, a Shareholder will receive additional Shares, including fractions of Shares, at a price equal to the NAV per Share on the date of distribution. The automatic reinvestment of distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

Thirdline Real Estate Income Fund

Notes to Financial Statements
March 31, 2022 (Continued)

Note 3 – Investment Advisory and Other Agreements

The Adviser is a limited liability company organized under the laws of the Commonwealth of Virginia, serves as the investment advisor to the Fund (the “Adviser”) and is registered as an investment advisor with the SEC under the Investment Advisers Act of 1940. The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.98% of the Fund’s average daily net assets.

Pursuant to an Expense Limitation Agreement the Adviser has contractually agreed to waive its advisory fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organization and offering costs, but excluding brokerage commissions, dividend expense on securities sold short, borrowing costs related to short-selling securities, interest expense, acquired fund fees and expenses, and extraordinary or non-routine expenses such as litigation expenses, taxes related to a failure to qualify as a REIT or meet distribution requirements and IRS or federal agency fees or charges, any fees related to directly-held property by the Fund, which includes investments through a joint-venture or wholly-owned subsidiary) to the extent necessary to limit the Fund’s Operating Expenses to 1.50% of the Fund’s average daily net assets. The Adviser is entitled to seek reimbursement from the Fund of fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that a reimbursement will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. The Expense Limitation Agreement shall become effective and shall remain in effect for one year from the effective date of the advisory agreement and thereafter shall continue in effect from year to year for successive one-year periods provided that such continuance is approved at least annually by the Board, unless sooner terminated. As of March 31, 2022, reimbursements that may potentially be made by the Fund to the Adviser total $188,089, which expire as follows:

August 5, 2024	$27,605
March 31, 2025	$160,484

UMB Fund Services, Inc. (the “Administrator”) serves as administrator, accounting agent and transfer agent to the Fund. Pursuant to the agreement with the Administrator, for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

The Fund has entered into a Custody Agreement with UMB Bank, n.a. (the “Custodian”). Under the terms of this agreement, the Custodian will serve as custodian of the Fund’s assets.

The Fund has entered into a distribution agreement with UMB Distribution Services, LLC to act as the distributor for the sale of Shares.

Joot provides Chief Compliance Officer (“CCO”) services to the Trust.

Certain Officers of the Fund are affiliated with either the Adviser or another of the Fund’s service providers.

Note 4 – Federal Income Taxes

At March 31, 2022, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$19,801,566
Gross unrealized appreciation	$423,017
Gross unrealized depreciation	(18,856)
Net unrealized appreciation (depreciation) on investments	$404,161

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.

Thirdline Real Estate Income Fund

Notes to Financial Statements
March 31, 2022 (Continued)

Note 4 – Federal Income Taxes (continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of the tax year ended December 31, 2021, permanent differences in book and tax accounting have been reclassified between paid-in capital and distributable earnings as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$ (2,816)	$ 2,816

As of December 31, 2021, the components of distributable earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—

Net operating losses	(217,503)
Unrealized appreciation on investments	311,659
Total distributable earnings	$94,156

The tax character of distributions paid during the tax year ended December 31, 2021 were as follows:

Distribution paid from:	2021
Return of Capital	$107,654
Total distributions	$107,654

As of December 31, 2021, for federal income tax purposes, the Fund had $217,503 of net operating loss (NOL) carryforwards available to offset future income, if any, that may be carried forward indefinitely, to the extent provided by the Treasury regulations.

Note 5 – Investment Transactions

For the period ended March 31, 2022, purchases and sales of investments, excluding short-term investments, were $19,408,028 and $178,756, respectively.

Note 6 – Shareholder Servicing Expenses

The Fund is subject to fees pursuant to a “Shareholder Services Plan” adopted by the Board. These fees are paid by the Fund to broker-dealers or other financial intermediaries who provide administrative support services to shareholders on behalf of the Fund. Under the Shareholder Services Plan, the Fund may incur expenses on an annual basis up to a maximum of 0.25% of its average net assets. The fees charged by the intermediaries will vary. Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of fees. The Shareholder Services Plan was not adopted pursuant to Rule 12b-1 of the 1940 Act and therefore cannot be used to pay for distribution related expenses. For the period ended March 31, 2022, the Fund did not accrue any expenses under the Shareholder Services Plan.

Note 7 – Fair Value Measurements and Disclosure

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●

Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

Thirdline Real Estate Income Fund

Notes to Financial Statements
March 31, 2022 (Continued)

Note 7 – Fair Value Measurements and Disclosure (continued)

●

Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input significant to the fair value measurement in its entirety.

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the net asset value as practical expedient are not included in the fair value hierarchy. As such, investments in Private Real Estate Investment Funds with a fair value of $5,752,443 are included in the table below to permit reconciliation of the fair value Hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$558,557	$—	$—	$558,557
Private Direct Real Estate Investments	—	—	9,101,299	9,101,299
Private Real Estate Investment Funds	—	—	3,803,973	3,803,973
Purchased Options Contracts	7,025	—	—	7,025
Short Term Investments	982,430	—	—	982,430
Sub Total	$1,548,012	$—	$12,905,272	$14,453,284
Private Real Estate Investment Funds				$5,752,443
Total Investments				$20,205,727

Liabilities
Written Options Contracts	$29,210	$480	$—	$29,690
Total Liabilities	$29,210	$480	$—	$29,690

Thirdline Real Estate Income Fund

Notes to Financial Statements
March 31, 2022 (Continued)

Note 7 – Fair Value Measurements and Disclosure (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Private Direct Real Estate Investment Funds	Private Real Estate Investment Funds
Beginning balance September 29, 2021	$—	$—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Total realized gain/(loss)	—	—
Total unrealized appreciation/(depreciation)	141,028	3,973
Net return of capital	(12,729)	—
Net purchases	8,973,000	3,800,000
Net sales	—	—
Balance as of March 31, 2022	$9,101,299	$3,803,973

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

	Fair Value March 31, 2022	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value
Private Direct Real Estate Investments	$9,101,299	Cost Basis	Recent Transaction Price	N/A
Private Real Estate Investment Funds	$3,803,973	Cost Basis	Recent Transaction Price	N/A

(1)

The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Note 8 – Derivatives and Hedging Disclosures

The Fund has adopted the disclosure provisions of FASB ASC 815, Derivatives and Hedging. Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund may at times invest in derivatives for risk management, income generation and for capital appreciation. The Fund invested in options and participated in written options during the period ended March 31, 2022.

Thirdline Real Estate Income Fund

Notes to Financial Statements
March 31, 2022 (Continued)

Note 8 – Derivatives and Hedging Disclosures (continued)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2022 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$7,025	Written options contracts, at value	$29,690
Total		$7,025		$29,690

The effects of derivative instruments on the Statement of Operations for the period ended March 31, 2022 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(4,691)	$3,844
Total	$(4,691)	$3,844

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(7,032)	$1,619
Total	$(7,032)	$1,619

The quarterly average volumes of derivative instruments as of March 31, 2022 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Notional value	$145,500
	Written options contracts	Notional value	$267,300

Note 9 – Credit Agreement

The Fund entered into a credit agreement of $10,000,000 with SouthState Bank on March 31, 2022. The Fund is charged variable interest for borrowing under this agreement based on the 30-day Secured Overnight Financing Rate plus 3.25%. The credit agreement has an initial 18 month term and is renewable. As compensation for holding the credit agreement available, the Fund was charged a non-refundable loan fee. In accordance with ASC 835, costs incurred by the Fund in connection with the credit agreement were recorded as a prepaid expense and recognized as prepaid expenses on the Statement of Assets and Liabilities. These debt issuance costs will be amortized into interest expense over the initial period of the credit agreement. The credit agreement was not used during the period ended March 31, 2022.

Thirdline Real Estate Income Fund

Notes to Financial Statements
March 31, 2022 (Continued)

Note 10 – Limited Liquidity

The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of Shares, makes quarterly offers to repurchase Shares. No shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the Fund’s interval structure. No public market for the Shares exists, and none is expected to develop in the future. Consequently, shareholders will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the Investment Company Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% of its Shares at NAV on a regular schedule.

Shareholders who tender for repurchase Shares that have been held, as of the time of repurchase, less than 365 days from the purchase date will be subject to a repurchase fee (early withdrawal charge) of 1.00% of the original purchase price. The Fund may waive the repurchase fee in the following situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the repurchase fee will be waived at any time in the future or that it will be waived for any other shareholder.

Data regarding the repurchase offers conducted by the Fund for the period ended March 31, 2022 are as follows:

Commencement Date	January 10, 2022
Repurchase Offer Deadline	February 14, 2022
Repurchase Pricing Date	February 14, 2022
Net Asset Value as of the Repurchase Pricing Date	$10.07
Value of Shares Repurchased	—
Shares Repurchased	—
Percentage of Outstanding Shares Repurchased	—

Note 11 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 12 – Risk Factors

Investing in the Fund involves risk, including, but not limited to the risks noted below. The risks described below are not intended to be a complete listing and explanation of the risks involved with an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the Fund’s prospectus and statement of additional information.

Real Estate Industry Concentration Risk - The Fund’s investments in real estate industry securities, either directly or through its investments in Private and Public REITs, Private Real Estate Funds and Other Public Real Estate Securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; ( vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular real estate sectors, or real estate operations generally.

Industry Concentration - If the Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the

Thirdline Real Estate Income Fund

Notes to Financial Statements
March 31, 2022 (Continued)

Note 12 – Risk Factors (continued)

Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes, or other developments may negatively impact this industry, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2022, the Fund had 90.7% of the value of its net assets invested within the real estate industry.

Issuer and Non-Diversification Risk - The value of a specific security can perform differently from the real estate market for reasons related to the performance of the investment manager, the financial leverage of the issuer, and reduced demand for the properties and services of the issuer. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence because the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Risks Related to the Fund’s Tax Status as a REIT. The Fund intends to elect to be taxed as and to qualify for treatment each year as a REIT under the Code. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.

Valuation Risk - The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

Risks of Investing in the Equity of Private REITs - The Fund’s equity investments in private REITs will require it to bear a pro rata share of the REIT’s expenses, including management and, if applicable, performance fees. Private REITs are not subject to the leverage restrictions imposed by the 1940 Act and as a result, the Fund could be effectively leveraged in an amount exceeding the limitations imposed by the 1940 Act, which could amplify losses suffered by the Fund when compared to unleveraged investments. The private REITs will not be registered as investment companies under the 1940 Act and as a result, the Fund will not have the benefit of the 1940 Act’s protective provisions. The Fund may not have sole decision-making authority over the private REIT and may be unable to take actions to protect its interests in these investments.

Interest Rate Risk - Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain real estate industry securities at attractive prices and acquire or originate certain of the debt investments at attractive prices.

Exchange-Traded Funds, Closed-End Funds and Mutual Funds Risk - To the extent that the Fund invests in ETFs, closed-end funds and/or mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF and/or closed-end fund carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark or the basket of securities held by the ETF, closed-end fund or mutual fund does not perform as expected for any reason, the value of the investment in the ETF, closed-end fund and/or mutual fund may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF and/or closed-end fund may not completely replicate the performance of the underlying index.

Liquidity Risk - There is currently no secondary market for Fund shares and the Fund expects that no secondary market will develop. Shares of closed-end investment companies, such as the Fund, that are traded on a secondary market may trade at a discount from their NAV per share and initial offering prices. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at such time. There is no guarantee that shareholders will be able to sell the requested number of shares (or dollar amount) in a quarterly repurchase offer, regardless of market conditions, such as a downturn. As a result of the foregoing, an investment in the Fund’s shares is not suitable for investors who cannot tolerate risk of total loss or who require liquidity, other than limited liquidity provided

Thirdline Real Estate Income Fund

Notes to Financial Statements
March 31, 2022 (Continued)

Note 12 – Risk Factors (continued)

through the Fund’s repurchase policy (repurchase at least 5% quarterly). Certain of the Fund’s investments (e.g., private real estate funds, private REITS and direct real estate holdings) are also subject to liquidity risk because they generally offer only limited redemptions. Liquidity risk exists when an investment of the Fund proves to be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

COVID-19 Risk - In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 13 – Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein.

The Fund declared the payment of an income distribution to be paid, on April 6, 2022, to shareholders of record on April 5, 2022 in the amount of $0.15 per share.

The Board authorized the Fund to offer to repurchase Shares from shareholders in an amount up to 5.00% of the net assets of the Fund with a May 16, 2022 valuation date. Shareholders that desired to tender Shares for repurchase were required to do so on May 16, 2022. No shareholders submitted repurchase offers.

There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Thirdline Real Estate Income Fund

Fund Management (Unaudited)
March 31, 2022

The identity of the members of the Board and the Fund’s officers and brief biographical information is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board.

Information Regarding trustees

NAME, AND YEAR OF BIRTH	POSITION(S) WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Interested Trustees
Lawrence S. Eiben Year of Birth: 1972	Secretary, Treasurer, Principal Accounting Officer and Principal Financial Officer	Indefinite, Since Inception	Owner Thirdline Capital Management, LLC, the investment advisor to the Fund from February 2021 to present; Managing Member of Patina Wealth GP, LLC (a General Partner for an entity used to manage personal assets); Owner of Davis Creek Associates, LLC (a firm providing private equity/private debt to early stage companies) from 2016 to December 2020.	1
Charles C. Hutchens Year of Birth: 1980	President and Chief Executive Officer	Since August 2021	Owner Thirdline Capital Management, LLC, the investment advisor to the Fund from February 2021 to present; From 2005 to 2021 Mr. Hutchens worked at The Holladay Corporation, a commercial real estate development and investment firm, where he began as an Analyst, advanced to Director of Development and Acquisitions and completed his tenure in the role of Vice President.	1
Independent Trustees
Laura R. Markley, CPA,MBA Year of Birth: 1985	Trustee	Since August 2021	From 2013 to present, Managing Director and Chief Financial Officer New Richmond Ventures (NRV), an investment firm that invests in early-stage venture capital opportunities.	1
Joseph W. McDonald Year of Birth: 1981	Trustee	Since August 2021	Officer at Market Concepts, LLC, a Virginia registered investment advisory firm, from September 2008 to present; From June 2018 to present, serves in a business development role at Persevere Lending, a company that offers privately funded real estate loans.	1

Thirdline Real Estate Income Fund

Fund Management (Unaudited) - Continued
March 31, 2022

NAME, AND YEAR OF BIRTH	POSITION(S) WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE
Independent Trustees (continued)
Jonathan F. Wilson Year of Birth: 1979	Trustee	Since August 2021	Managing Director, Co-Portfolio Manager, and Investment Committee member of Small Buyout Opportunities Funds at Siguler Guff & Company, LP a multi-strategy private equity investment firm which, together with its affiliates, has approximately $15 billion of assets under management, joined in 2005.	1
Information Regarding Officers
John Williams Year of Birth: 1966	Chief Compliance Officer	Indefinite; Since August 2021

Director of Compliance Services, Joot, Inc., a compliance consulting firm, from 2020 to present; Senior Vice President and Chief Compliance Officer, Kalos Capital, Inc. (a registered broker-dealer) and Kalos Management, Inc. (a registered investment advisor) from 2005 to 2020.

				N/A

Thirdline Real Estate Income Fund

Supplemental Information
March 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1 (877) 771-7715 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund 1 (877) 771-7715 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1 (877) 771-7715.

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UMB Distribution Services, LLC, Distributor
P.O. Box 2175
Milwaukee, WI 53201-1811
1-888-449-4909

ITEM 1.(b) Not applicable.

ITEM 2. CODE OF ETHICS.

a) The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer and principal financial officer.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The Registrant has made no amendments to its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(e) Not applicable.

(f)

(1) Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2) Not applicable.

(3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Board of Trustees has designated Laura R. Markley, who serves as Chairperson of the Board's Audit Committee, as an audit committee financial expert. Ms. Markley is considered an Independent Trustee of the Fund.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for the fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 for 2022.

Audit-Related Fees

(b) The aggregate fees billed for the fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2022. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed for the fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2022.

All Other Fees

(d) The aggregate fees billed in the fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $4,0001 for 2022.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for the fiscal year of the registrant was $0 for 2022.

[1]	Fees for the Seed Audit dated August 5, 2021

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were provided.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has adopted a Proxy Voting Policy used to determine how the Fund votes proxies relating to its portfolio securities. Under the Fund’s Proxy Voting Policy, the Fund has, subject to the oversight of the Trust’s Board, delegated to the Adviser the following duties: (i) to make the proxy voting decisions for the Fund, subject to the exceptions described below; and (ii) to assist the Fund in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act.

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board.

The Fund CCO shall ensure that the Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Fund.

A.       General

The Fund believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Fund is committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.       Delegation to the Adviser

The Fund believes that the Adviser is in the best position to make individual voting decisions for the Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1)       to make the proxy voting decisions for the Fund, in accordance with the Adviser’s Proxy Voting Policy, except as provided herein; and

(2)       to assist the Fund in disclosing its respective proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Fund is entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund casts its vote; and (d) whether the Fund casts its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve the Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the Fund. The Board must also approve any material changes to the Advisor Voting Policy no later than six (6) months after adoption by an Adviser.

C.       Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Advisor Voting Policy, provided such specific voting policy was approved by the Board.

Voting Client Securities

Under Section 206 of the Advisers Act, an investment advisor has a fiduciary duty to vote proxies in the best interests of the client and to treat clients fairly. In cases where Thirdline Capital Management, LLC (“Thirdline”) exercises discretion over the purchase of securities Thirdline shall vote proxies related to securities held by any client’s account over which it maintains discretionary authority consistent with its proxy voting policy. Proxy votes generally will be cast in a manner that is in the best interest of the client.

In exercising its voting discretion, Thirdline shall seek to avoid any direct or indirect conflict of interest raised by such voting decision. If the Chief Compliance Officer believes that there is any potential material conflict of interest for the Firm on a particular proxy vote, it is to be turned over to the Investment Management Committee for the voting decision.

Consistent with Rule 206(4)-6 of the Advisers Act, Thirdline will retain certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request. A copy of Thirdline’s proxy voting policies and procedures is available to clients upon request.

Proxy Voting Delegation

Thirdline’s policy will require that proxies received will be voted in a manner consistent with the best interests of the investment portfolio and its clients. As required, Thirdline may present to Thirdline’s clients, at least annually, their policies and a record of each proxy voted by the sub-advisors on behalf of clients, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

When a material conflict of interest between Thirdline’s interests and its Clients’ interests appears to exist, Thirdline may choose among the following options to eliminate such conflict: (1) for routine matters, voting in accordance with Thirdline’s policies and procedures and the guidelines, where doing so involves little or no discretion; (2) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (3) notify affected Clients of the conflict of interest and seek a waiver of the conflict; (4) if agreed upon in writing with the Client, forward the proxies to affected Clients allowing them to vote their own proxies; or (5) may convene an ad-hoc committee of no fewer than two senior executives with the portfolio manager to debate the conflict and to give ruling on the preferred course of action. In all instances, Thirdline will seek to resolve the conflict in a manner that is acceptable to all affected parties and is in the best interests of any affected Client(s).

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of Thirdline Capital Management, LLC (the “Adviser”) who are primarily responsible for the day-to-day portfolio management of Thirdline Real Estate Income Fund as of March 31, 2022:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Charles C. Hutchens	President and Chief Executive Officer	Since August 2021	Owner Thirdline Capital Management, LLC, the investment advisor to the Fund from February 2021 to present; From 2005 to 2021 Mr. Hutchens worked at The Holladay Corporation, a commercial real estate development and investment firm, where he began as an Analyst, advanced to Director of Development and Acquisitions and completed his tenure in the role of Vice President.	Portfolio Management

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

As of March 31, 2022, Mr. Hutchens does not manage any other registered investment companies, other pooled investment accounts and other accounts. The Fund is the only account managed by Mr. Hutchens.

Conflicts of Interest

The Adviser does not believe that any material conflicts of interest exist. The Portfolio Manager does not manage any other accounts for clients. The Adviser does have the ability to employ leverage in the Fund which could result in the Fund paying more compensation to the Adviser. However, for the Adviser to receive additional compensation that would indicate the Fund’s use of leverage has been successful. The Adviser seeks to review conflicts on a case-by-case basis as they arise. Any review will take into consideration the interests of the relevant clients, the circumstances giving rise to the conflict, applicable Adviser policies and procedures, and applicable laws. There is no guarantee that all conflicts will be resolved in favor of the Fund.

(a)(3) Compensation Structure of Portfolio Manager

Compensation of the Portfolio Manager

Mr. Hutchens is Managing Director and Owner of the Adviser and as such is compensated through distributions that are based primarily on the profits and losses of the Adviser.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Charles C. Hutchens	None

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Thirdline Real Estate Income Fund

By (Signature and Title)*	/s/ Charles Hutchens
Charles C. Hutchens, President
(Chief Executive Officer)

Date	June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles Hutchens
Charles C. Hutchens, President
(Chief Executive Officer)

Date	June 9, 2022

By (Signature and Title)*	/s/ Lawrence S. Eiben
Lawrence S. Eiben, Treasurer
(Principal Financial Officer)

Date	June 9, 2022

* Print the name and title of each signing officer under his or her signature.